Other Assets	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other Assets
Other assets consist of the following:

As at December 31,	2018	2017
Accounts receivable	$1,451	$1,579
Investment income due and accrued	1,131	1,078
Property and equipment	621	624
Deferred acquisition costs(1)	130	160
Prepaid expenses	309	282
Premium receivable	567	522
Accrued post-retirement benefit assets (Note 25)	184	82
Other	105	81
Total other assets	$4,498	$4,408

(1) Amortization of deferred acquisition cost charged to income during the year amounted to $33 in 2018 ($53 in 2017).